LEASES (Narrative) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Lessee, Lease, Description [Line Items]
Impairment charge of ROU asset	$ 16,575
Sublease rental payments due in the future	$ 326